ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Foreign Currency Items EUR (€)	Dec. 31, 2012 Foreign Currency Items EUR (€)	Dec. 31, 2011 Foreign Currency Items EUR (€)	Dec. 31, 2013 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2012 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2011 Unrealized gains/(losses) on Available-for-Sale Securities EUR (€)	Dec. 31, 2013 Pension liability EUR (€)	Dec. 31, 2012 Pension liability EUR (€)	Dec. 31, 2011 Pension liability EUR (€)	Dec. 31, 2013 Accumulated Other Comprehensive Income EUR (€)	Dec. 31, 2012 Accumulated Other Comprehensive Income EUR (€)	Dec. 31, 2011 Accumulated Other Comprehensive Income EUR (€)
Unrealised gains and losses on available-for-sale securities
Net realised gains / (losses) on sale of available-for-sale securities	€ 247	€ 349	€ (21)
Other-Than-Temporary-Impairment	(196)	(312)	(6,962)
Total before tax	51	37	(6,983)
Income tax expense	12	(9)	1,358
Net of tax	63	28	(5,625)
Amortization of defined benefit pension items
Prior service costs	(178)	12
Actuarial loss	(13)	(11)	(14)
Total before tax	(191)	1	(14)
Income tax expense			3
Net of tax	(191)	1	(11)
Total reclassifications for the period	(128)	29	(5,636)		0	0	0	63	28	(5,625)	(191)	1	(11)	(128)	29	(5,636)
Statement [Line Items]
Balance, January 1	(1,283)			(3,601)	(1,394)	(1,524)	(599)	248	(309)	(2,652)	(137)	(106)	(135)	(1,283)	(1,939)	(3,386)
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent Before Reclassifications					(1,285)	130	(925)	(1)	585	(3,282)	(155)	(30)	18	(1,441)	685	(4,189)
Amounts reclassified from accumulated other comprehensive income	128	(29)	5,636		0	0	0	(63)	(28)	5,625	191	(1)	11	128	(29)	5,636
Changes					(1,285)	130	(925)	(64)	557	2,343	36	(31)	29	(1,313)	656	1,447
Balance, December 31	€ (2,596)	€ (1,283)		$ (3,601)	€ (2,679)	€ (1,394)	€ (1,524)	€ 184	€ 248	€ (309)	€ (101)	€ (137)	€ (106)	€ (2,596)	€ (1,283)	€ (1,939)